Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (6,005,314)	$ 3,365,002	$ (7,056,042)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Allowance for accounts receivable	2,149,176	270,649	758,019
Allowance for prepaid expenses and other current assets		1,380,331
Allowance for amount due from a related party	20,887
Return of inventories to a related party	(239,330)
Debt relief offered by a related party	(72,819)
Written-down of inventories	154,664
Depreciation and amortization	182,269	173,055	168,795
Gain from the disposal of property and equipment		(31,409)	(33,256)
Gain from the disposal of intangible assets		(22,636)
Loss from equity investment	143,181	156,630	207,497
Deferred tax (benefits)/expenses	660,653	534,668	(235,854)
Right-of-use assets amortization	712,844	1,087,035	1,380,588
Changes in assets and liabilities
Accounts receivable	(15,012,712)	(23,393,437)	(701,260)
Inventories	(2,130,389)	(495,398)	256,507
Contract costs	1,434,836	(607,850)	313,541
Prepaid expenses and other current assets	(1,162,117)	(11,120)	957,035
Amount due from related parties		(368,847)	(4,332)
Accounts payable	4,123,775	3,394,069	(614,200)
Deferred revenue	(179,177)	1,038,149	(10,785)
Accrued expenses and other current liabilities	5,163,654	2,693,914	1,019,524
Amount due to related parties	100,315	(56,030)	208,249
Income tax payable	(16,956)	17,904	(16,399)
Lease payment liabilities	(893,276)	(1,071,775)	(1,312,365)
Prepaid expenses and other, non-current assets	(57,510)	61,130	(3,786,999)
Accrued liabilities, non-current		(1,156)	5,038,643
Net cash used in operating activities	(10,923,346)	(11,887,122)	(3,463,094)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(106,814)	(18,853)	(19,932)
Proceeds from disposal of property and equipment		96,112	15,256
Purchase of intangible assets	(308)		(21,149)
Purchase of equity method investments	(2,749,294)
Net cash (used in)/provided by investing activities	(2,856,416)	77,259	(25,825)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings	21,252,786	11,393,910	10,392,225
Repayments of short-term borrowings	(10,633,055)	(16,470,788)	(11,005,324)
Proceeds from interests-free borrowings from related parties	2,315,351	16,764,954	1,448
Repayments of interests-free borrowings from related parties	(2,314,311)	(6,893,702)
Proceeds from borrowings from third-parties	7,950,661	15,115,236	2,911,271
Repayments of borrowings from third-parties	(2,065,948)	(7,716,658)	(506,938)
Repayment of convertible loans	(1,634,715)
Deferred offering costs	(1,364,169)
Net cash provided by financing activities	13,506,600	12,192,952	1,792,682
Effect of exchange rate changes	(12,439)	101,728	(797,954)
Net change in cash, cash equivalents and restricted cash	(285,601)	484,817	(2,494,191)
Cash, cash equivalents and restricted cash, at beginning of year	1,311,846	827,029	3,321,220
Cash, cash equivalents and restricted cash, at end of year	1,026,245	1,311,846	827,029
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	609,451	121,666	747,529
Income taxes paid/(refund)	2	(36,279)	52,381
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Recognition of Right-of-use assets and Lease payment liability	$ 467,359		$ 3,630,939